Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 21,582	$ 22,996	$ 44,454	$ 45,809
Interest expense	13,457	15,531	28,463	30,856
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	2,172	2,247	4,233	4,497
Interest expense	2,835	3,027	6,021	6,160
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	19,285	20,659	40,031	41,158
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	18,227	19,694	38,071	39,260
Interest expense	10,622	12,504	22,442	24,696
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	1,058	965	1,960	1,898
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 125	$ 90	$ 190	$ 154